Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	R$ 2,158,773	R$ 1,650,176	R$ 1,123,620
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	3,439,277	2,491,071	1,654,770
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(1,280,504)	(840,895)	(531,150)
Expenditures related to software and technology
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	R$ 1,749,318	1,243,737	817,742
Useful life	5 years
Expenditures related to software and technology | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	R$ 2,904,505	2,016,541	1,319,061
Expenditures related to software and technology | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(1,155,187)	(772,804)	(501,319)
Software licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	159,398	143,725	74,196
Software licenses | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	257,096	196,854	103,256
Software licenses | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(97,698)	(53,129)	(29,060)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	209,908	209,908	169,667
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	209,908	209,908	169,667
Goodwill | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0	0
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	40,149	52,806	62,015
Other | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	67,768	67,768	62,786
Other | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	R$ (27,619)	R$ (14,962)	R$ (771)